CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 22,757	$ 14,129
Federal funds sold	14,941	3,340
Interest-earning deposits in other financial institutions	4,741	4,643
Cash and cash equivalents	42,439	22,112
Investment securities available for sale - at fair value	126,999	153,942
Mortgage-backed securities available for sale - at fair value	9,400	9,361
Mortgage-backed securities held to maturity - at cost, approximate market value of $3,230 at December 31, 2013		3,116
Loans receivable - net	335,763	336,134
Loans held for sale-at lower of cost or market	1,332	703
Real estate acquired through foreclosure - net	1,815	3,284
Office premises and equipment - at depreciated cost	11,428	11,505
Federal Home Loan Bank stock - at cost	8,651	8,651
Accrued interest receivable on loans	1,031	1,173
Accrued interest receivable on mortgage-backed securities	35	23
Accrued interest receivable on investments and interest-bearing deposits	735	775
Goodwill	10,309	10,309
Core deposit intangible - net	391	540
Prepaid expenses and other assets	3,915	3,537
Bank-owned life insurance	15,960	15,733
Prepaid federal income taxes	12	1,284
Deferred federal income taxes	1,022	4,928
Total assets	571,237	587,110
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	451,784	469,387
Advances from the Federal Home Loan Bank	14,851	19,261
Advances by borrowers for taxes and insurance	2,651	2,357
Accrued interest payable	58	71
Accounts payable and other liabilities	5,711	5,107
Total liabilities	475,055	496,183
Commitments and contingencies
Shareholders' equity
Preferred stock - authorized 5,000,000 shares, $.01 par value; none issued
Common stock - authorized 30,000,000 shares, $.01 par value; 6,718,795 and 6,834,803 shares issued at December 31, 2014 and 2013, respectively	220	76
Additional paid-in capital	55,827	57,215
Shares acquired by stock benefit plans	(1,470)	(1,574)
Retained earnings - restricted	43,151	42,439
Accumulated comprehensive loss, unrealized losses on securities available for sale, net of tax effects	(1,546)	(7,229)
Total shareholders' equity	96,182	90,927
Total liabilities and shareholders' equity	$ 571,237	$ 587,110